ISSUANCE OF ORDINARY SHARES	12 Months Ended
Dec. 31, 2017
ISSUANCE OF ORDINARY SHARES [Abstract]
ISSUANCE OF ORDINARY SHARES
29.	ISSUANCE OF ORDINARY SHARES

The Company’s authorized share capital is US$10,000 comprising 500,000,000 ordinary shares with a par value of US$0.00002 each. On January 22, 2014, the Company closed a follow-on public offering of 15,000,000 ordinary shares (3,750,000 ADSs) and received aggregated net proceeds of approximately $126.3million, after deducting discounts and commissions but before offering expenses.

As of December 31, 2016 and 2017 the Company’s issued and outstanding shares were 126,733,266 and 132,146,074, respectively.